Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA 02110
                                                July 5, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE: Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (the "Funds"), each a series of Value Equity Trust (Reg. No. 2-78724) (811-1444) (the "Trust") Post Effective Amendment No. 39 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 30, 2000.

         Comments or questions concerning this certificate may be directed to Robyn H. Reed at (617) 295-2558.

                                Very truly yours,



                       By:      /s/ Caroline Pearson
                                ----------------------------
                                Assistant Secretary
                                Value Equity Trust